Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	3,772,323	3,704,732	567,775
Allowance for credit losses	(144,574)	(360,299)	(55,218)
Accounts receivable, net	3,627,749	3,344,433	512,557

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance at the beginning of the year	24,686	94,856	144,574	22,157
Cumulative effect of adopting ASU 2016-13	—	—	72,366	11,091
Provisions	85,745	72,259	202,108	30,974
Write-offs	(15,575)	(22,541)	(58,749)	(9,004)
Balance at the end of the year	94,856	144,574	360,299	55,218